Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Definite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets	¥ 1,106	¥ 369	¥ 10,572
Amortization expenses	14,900	¥ 7,400	¥ 6,400
Estimated amortization expenses
2023	12,900
2024	6,900
2025	4,500
2026	3,400
2027	¥ 1,300